THOR ADAPTIVERISK DYNAMIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 26.9%
	BIOTECH & PHARMA - 1.3%
544	Eli Lilly & Company	$ 601,120

	E-COMMERCE DISCRETIONARY - 1.8%
3,135	Amazon.com, Inc.(a)	848,456

	ELECTRIC UTILITIES - 1.8%
520	NextEra Energy, Inc.	45,245
8,567	Southern Company (The)	788,593
		833,838
	INTERNET MEDIA & SERVICES - 2.0%
2,450	Alphabet, Inc., Class C	922,254

	LEISURE FACILITIES & SERVICES - 0.1%
180	McDonald's Corporation	50,256

	OIL & GAS PRODUCERS - 1.6%
4,979	Exxon Mobil Corporation	723,250

	RETAIL - CONSUMER STAPLES - 6.1%
1,569	Costco Wholesale Corporation	1,500,466
11,437	Walmart, Inc.	1,323,833
		2,824,299
	RETAIL - DISCRETIONARY - 2.7%
5,930	O'Reilly Automotive, Inc.(a)	515,198
4,538	TJX Companies, Inc. (The)	702,256
		1,217,454
	SEMICONDUCTORS - 7.2%
3,779	Broadcom, Inc.	1,688,343
7,739	NVIDIA Corporation	1,634,012
		3,322,355
	TECHNOLOGY HARDWARE - 2.3%
3,359	Apple, Inc.	1,048,210

THOR ADAPTIVERISK DYNAMIC ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 26.9% (Continued)
	TOTAL COMMON STOCKS (Cost $12,382,006)	$ 12,391,492

	EXCHANGE-TRADED FUNDS — 72.6%
	ALTERNATIVE - 0.1%
5,881	ProShares Bitcoin Strategy ETF	58,928

	COMMODITY - 20.0%
214,652	FT Vest Gold Strategy Target Income ETF, USD Class	5,155,941
162,092	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,856,061
21,236	ProShares Ultra Gold(a)	1,208,328
		9,220,330
	EQUITY - 36.3%
56,875	Amplify Transformational Data Sharing ETF	3,865,225
26,878	Innovator U.S. Equity Power Buffer ETF - October, USD Class(a)	1,244,183
52,851	ProShares UltraPro QQQ	4,469,080
20,576	Roundhill Magnificent Seven ETF	1,454,929
3,536	SPDR S&P Aerospace & Defense ETF	1,018,368
38,518	State Street Energy Select Sector SPDR ETF	2,168,178
2,707	VanEck Semiconductor ETF	1,621,304
5,090	WisdomTree Japan Hedged Equity Fund	873,037
		16,714,304
	FIXED INCOME - 7.3%
4,160	BondBloxx Bloomberg Three Year Target Duration US, USD Class	204,672
11,463	iShares 3-7 Year Treasury Bond ETF	1,349,654
38,555	Simplify Interest Rate Hedge ETF, USD Class	1,789,337
		3,343,663
	SPECIALTY - 8.9%
52,784	ProShares UltraShort Yen(a)	2,850,183
48,046	WisdomTree Bloomberg U.S. Dollar Bullish Fund	1,256,883
		4,107,066

THOR ADAPTIVERISK DYNAMIC ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
EXCHANGE-TRADED FUNDS — 72.6% (Continued)
	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,386,027)	$ 33,444,291

	TOTAL INVESTMENTS - 99.5% (Cost $44,768,033)	$ 45,835,783
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	218,076
	NET ASSETS - 100.0%	$ 46,053,859

ETF	-Exchange-Traded Fund
SPDR	-Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.